Investment in equity accounted investees (Tables)	12 Months Ended
Mar. 31, 2019
Investments accounted for using equity method [Line Items]
Disclosure Of Equity Shares Held In Equity Accounted Investees [Table Text Block]
	As at March 31,
	2019		2018
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	2,464	Rs.	2,029
Equity shares held in DRES Energy Private Limited, India		65		75
	Rs.	2,529	Rs.	2,104

Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2019		2018		2017
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	6,195	Rs.	4,933	Rs.	3,385
Total non-current assets		374		347		296
Total assets	Rs.	6,569	Rs.	5,280	Rs.	3,681
Equity	Rs.	4,448	Rs.	3,600	Rs.	2,603
Total current liabilities		2,121		1,680		1,078
Total equity and liabilities	Rs.	6,569	Rs.	5,280	Rs.	3,681
Revenues	Rs.	7,436	Rs.	5,482	Rs.	4,980
Expenses		6,558		4,792		4,295
Profit for the year	Rs.	878	Rs.	690	Rs.	685
Company’s share of profits for the year	Rs.	449	Rs.	354	Rs.	351
Carrying value of the Company’s investment (1)	Rs.	2,464	Rs.	2,029	Rs.	1,519
Translation adjustment arising out of translation of foreign currency balances	Rs.	241	Rs.	255	Rs.	97

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]	Details of the Company’s investment in DRES Energy Private Limited:
	As of March 31,
	2019		2018
Carrying value of the Company’s investment	Rs.	65	Rs.	75
Company’s share of loss for the year		(11)		(10)